Long Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long term debt as of September 30, 2016 and December 31, 2015 consisted of the following:

Description	September 30, 2016	December 31, 2015
Note payable to Ascentium Capital, secured by truck, bearing interest at 9% per annum, matures in September, 2017. (1)	$5,682	$9,340
Less current portion of truck loan	(5,682)	(4,048)
Total long term debt net of current portion	$0	5,292

Lender	Date of Loan	Original Loan	Purpose	Interest Rate	Term	Current Portion	Long Term Portion
Ascentium Capital	09/01/14	$14,975	Truck loan	9%	36 Months	$4,048	$5,292
Lender	Date of Loan	Original Loan	Purpose	Interest Rate	Term	Current Portion	Long Term Portion
Orchard St. Funding	11-25-15	$50,000	Credit Line	20%	6 Months	$45,240	$0
Ascentium Capital	08-27-14	$50,000	Credit Line	24%	18 Months	6,705	$0
Private lender	Var 2015	$59,833	Credit Line	12%	Demand	59,833	$0
Total due at 12-31-15						$111,778